Noncontrolling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Abstract]
Net income attributable to TDS shareholders	$ 121	$ 135	$ 153
Transfer (to) from the noncontrolling interests
Change in TDS' Capital in excess of par value from U.S. Cellular's issuance of U.S. Cellular shares	(23)	(30)	(12)
Change in TDS' Capital in excess of par value from U.S. Cellular's repurchase of U.S. Cellular shares	6	0	0
Net transfers (to) from noncontrolling interests	(17)	(30)	(12)
Change from net income attributable to TDS shareholders and transfers (to) from noncontrolling interests	104	$ 105	$ 141
Redeemable noncontrolling interest
Settlement value of mandatorily redeemable noncontrolling interests	20
Carrying value of mandatorily redeemable noncontrolling interests	$ 5